Mineral Property Option Agreement - Schedule of Option Payments (Details) (USD $)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Initial Option Payment, required within 2 days of execution of Option Agreement	$ 50,000
Payment required within 30 days after First Option Payment	70,000
Payment required within 30 days after Second Option Payment	70,000
Payment required within 30 days after Third Option Payment	$ 15,000